PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

Property and equipment is as follows:

	June 30,	December 31,
	2022	2021

Office, equipment and facilities	$7,711	$8,602
Internal-use software	3,172	2,085
Vehicles	1,722	1,617
Leasehold improvements	2,844	2,918
	15,449	15,222
Less: accumulated depreciation and amortization	9,319	9,512
Total property and equipment, net	$6,130	$5,710

Depreciation and amortization expense are $1,117 and $985 for the periods ended June 30, 2022 and 2021, respectively.